Taxation - Summary of deferred tax in connection with unused tax losses carried forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 2,668	€ 2,165
Unused tax losses carried forward not recognised as a deferred tax asset	937	819
Unused tax losses carried forward recognised as a deferred tax asset	€ 1,731	€ 1,345
Average tax rate	21.10%	22.30%
Deferred tax asset	€ 365	€ 300